Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Dividends	Total Payments
Total	[1]	$ 136,290	$ 51,150	$ 41,860	$ 11,680	$ 240,980
Essakane [Member]
Total	[2],[3]	120,250	43,570	13,910	$ 11,680	189,410
Cote Gold [Member]
Total	[2],[4]			26,660		26,660
Rosebel [Member]
Total	[2],[5]		$ 7,580			7,580
Euro Ressources [Member]
Total	[2],[6]	6,160				6,160
Westwood [Member]
Total	[2],[7]	4,000		850		4,850
Boto [Member]
Total	[2],[8]	4,100		190		4,290
IAMGOLD France [Member]
Total	[2],[6]	1,600				1,600
Karita [Member]
Total	[2],[9]			$ 170		170
IMG Corp [Member]
Total	[2],[10]	$ 160				$ 160

[1]
All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2023, the Company’s financial year end. The following closing exchange rates were used for the 2023 annual report:
USD/CAD 1.3205; USD/XOF 593.1100; USD/EUR 0.9042; USD/GNF 8,598.53; USD/PEN 3.7106; USD/TRY 29.5280

[2]	All payments are reported in U.S. dollars which is the reporting currency of the Company. When the Company has made payments in currencies other than its reporting currency, it translates the payments using the exchange rate as at December 31, 2023, the Company’s financial year end. The following closing exchange rates were used for the 2023 annual report: USD/CAD 1.3205; USD/XOF 593.1100; USD/EUR 0.9042; USD/GNF 8,598.5300; USD/TRY 29.5280
[3]	Paid in XOF and CAD.
[4]	Paid in CAD. Includes payments made by suppliers on behalf of the Company.
[5]	Paid in USD.
[6]	Paid in EUR.
[7]	Paid in CAD.
[8]	Paid in XOF.
[9]	Paid in GNF.
[10]	Paid in CAD, USD, TRY and EUR.